Share-based compensation - Restricted Share Units and Ordinary Shares Fair Value at Date of Grants (Detail) - $ / shares	1 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Share-based compensation
Restricted shares, granted	472,220	3,971,453
Fair value of restricted share units granted with market condition		$ 1.66
Fair value of ordinary shares	$ 2.64	$ 2.06
Discount for Lack of Marketability	4.00%	8.00%
Discount Rate	20.00%	20.00%
Type of Valuation	Contemporaneous	Contemporaneous